Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Components of Company's Deferred Tax Assets and Liabilities
The significant components of the Company’s deferred tax assets and liabilities from continuing operations are as follows:

	December 31, 2023 $	December 31, 2022 $
Deferred tax assets:
Vessels and equipment	437	21,837
Tax losses carried forward and disallowed finance costs (1)	115,564	98,558
Other	7,166	5,094
Total deferred tax assets	123,167	125,489
Deferred tax liabilities:
Vessels and equipment	32	369
Provisions	87	—
Other	76	407
Total deferred tax liabilities	195	776
Net deferred tax assets	122,972	124,713
Valuation allowance	(120,810)	(123,461)
Net deferred tax assets	2,162	1,252
(1)Substantially all of the Company's estimated net operating loss carryforwards of $470.0 million as at December 31, 2023, relate to its U.K. and Norwegian subsidiaries. The Company had estimated disallowed finance costs in Norway of approximately $12.6 million at December 31, 2023, which are available 10 years from the year the costs are incurred for offset against future taxable income in Norway.

Components of Provision for Income Taxes
The components of the provision for income tax (expense) recovery are as follows:

	Year Ended December 31, 2023 $	Year Ended December 31, 2022 $	Year Ended December 31, 2021 $
Current	(13,386)	(532)	4,082
Deferred	1,224	(885)	881
Income tax (expense) recovery	(12,162)	(1,417)	4,963

Reconciliations of Income Tax Rates and Actual Tax Charge	Reconciliations of the tax charge related to the relevant year at the applicable statutory income tax rates and the actual tax charge related to the relevant year are as follows:

	Year Ended December 31, 2023 $	Year Ended December 31, 2022 $	Year Ended December 31, 2021 $
Net income (loss) before taxes	529,585	211,053	(282,426)
Net income (loss) not subject to taxes	508,201	204,462	(336,040)
Net income subject to taxes	21,384	6,591	53,614
At applicable statutory tax rates	4,411	2,234	12,476
Permanent and currency differences, adjustments to valuation allowances and uncertain tax positions	7,422	(702)	(13,870)
Other	329	(115)	(3,569)
Tax expense (recovery) related to the year	12,162	1,417	(4,963)

Unrecognized Tax Benefits, Recorded in Other Long-Term Liabilities
The following table reflects changes in uncertain tax positions relating to freight tax liabilities, which are recorded in other long-term liabilities and accrued liabilities on the Company’s consolidated balance sheets:

	Year Ended December 31, 2023 $	Year Ended December 31, 2022 $	Year Ended December 31, 2021 $
Balance as at January 1	42,477	46,956	51,562
Increases for positions related to the current year	9,708	5,820	3,749
Increases for positions related to prior years	7,394	2,983	4,801
Decreases for positions related to prior years	(4,798)	(964)	—
Decreases related to statute of limitations	(5,430)	(8,972)	(12,753)
Foreign exchange (gain) loss	(1,538)	(3,346)	(403)
Balance as at December 31	47,813	42,477	46,956